UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 2 Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 29, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.7	1.9
Tenet Healthcare Corp.	2.6	2.8
Valeant Pharmaceuticals International, Inc.	2.2	1.8
Altice SA	1.9	1.7
Laureate Education, Inc.	1.5	2.1
	10.9

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	14.1	11.9
Telecommunications	12.3	11.5
Banks & Thrifts	6.4	4.9
Energy	6.2	7.8
Food/Beverage/Tobacco	5.4	5.6

Quality Diversification (% of fund's net assets)

As of February 29, 2016
BBB	0.9%
BB	31.3%
B	44.7%
CCC,CC,C	16.4%
Not Rated	0.1%
Equities	1.1%
Short-Term Investments and Net Other Assets	5.5%

As of August 31, 2015
BBB	1.1%
BB	27.0%
B	48.4%
CCC,CC,C	14.7%
D	0.1%
Not Rated	0.4%
Equities	1.8%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *
Nonconvertible Bonds	80.6%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	0.2%
Bank Loan Obligations	7.7%
Other Investments	5.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 22.1%

As of August 31, 2015 *
Nonconvertible Bonds	78.8%
Convertible Bonds, Preferred Stocks	1.6%
Common Stocks	0.3%
Bank Loan Obligations	8.5%
Other Investments	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 23.2%

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.6%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$388,000	$144,530
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	4,150

TOTAL CONVERTIBLE BONDS		148,680

Nonconvertible Bonds - 80.6%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21	205,000	207,563
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)	545,000	573,613
5% 11/15/25 (b)	790,000	828,015
Orbital ATK, Inc. 5.5% 10/1/23 (b)	695,000	717,588
		2,326,779
Air Transportation - 0.2%
Air Canada 7.75% 4/15/21 (b)	745,000	720,788
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	341,525	339,066
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	160,038
		1,219,892
Automotive & Auto Parts - 0.4%
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	351,036
Schaeffler Finance BV 4.75% 5/15/21 (b)	1,380,000	1,390,350
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(c)	490,000	519,400
6.875% 8/15/18 pay-in-kind (b)(c)	590,000	604,750
		2,865,536
Banks & Thrifts - 0.3%
Ally Financial, Inc. 5.75% 11/20/25	635,000	615,950
Royal Bank of Scotland Group PLC 5.125% 5/28/24	1,755,000	1,680,995
		2,296,945
Broadcasting - 0.3%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	984,000
10% 1/15/18	3,490,000	1,116,800
		2,100,800
Building Materials - 2.0%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)	555,000	585,525
Building Materials Corp. of America 6% 10/15/25 (b)	1,165,000	1,183,931
CEMEX Finance LLC:
6% 4/1/24 (b)	840,000	758,184
9.375% 10/12/22 (b)	2,435,000	2,556,750
CEMEX S.A.B. de CV 7.25% 1/15/21 (b)	3,290,000	3,290,000
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	790,000	845,300
HD Supply, Inc. 7.5% 7/15/20	1,000,000	1,052,500
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	702,450
Standard Industries, Inc.:
5.125% 2/15/21 (b)	1,185,000	1,208,700
5.5% 2/15/23 (b)	1,185,000	1,199,813
USG Corp.:
5.5% 3/1/25 (b)	495,000	504,900
5.875% 11/1/21 (b)	530,000	549,875
7.875% 3/30/20 (b)	750,000	781,875
		15,219,803
Cable/Satellite TV - 3.3%
Altice SA 5.375% 7/15/23 (b)	1,420,000	1,437,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	670,000	664,975
5.125% 5/1/23 (b)	1,665,000	1,652,513
5.25% 3/15/21	840,000	873,600
5.75% 9/1/23	1,160,000	1,177,400
5.875% 4/1/24 (b)	2,245,000	2,292,706
6.5% 4/30/21	1,735,000	1,803,316
6.625% 1/31/22	2,305,000	2,420,250
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	3,635,000	3,557,756
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	760,000	697,300
5.125% 12/15/21 (b)	1,654,000	1,517,545
DISH DBS Corp.:
5% 3/15/23	865,000	765,525
5.125% 5/1/20	350,000	346,500
5.875% 7/15/22	550,000	526,625
6.75% 6/1/21	1,122,000	1,143,038
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,730,400
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)	405,000	426,263
Virgin Media Finance PLC 4.875% 2/15/22	645,000	569,213
VTR Finance BV 6.875% 1/15/24 (b)	940,000	883,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	725,000	690,563
		25,176,838
Capital Goods - 1.2%
AECOM Technology Corp. 5.75% 10/15/22	465,000	469,650
Amsted Industries, Inc. 5% 3/15/22 (b)	470,000	460,600
Belden, Inc. 5.25% 7/15/24 (b)	1,435,000	1,305,850
General Cable Corp. 5.75% 10/1/22 (c)	5,733,000	4,170,758
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	3,345,000	2,073,900
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	1,135,000	964,750
		9,445,508
Chemicals - 3.0%
A. Schulman, Inc. 6.875% 6/1/23 (b)	2,425,000	2,303,750
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)	1,945,000	2,163,813
10% 10/15/25 (b)	1,895,000	2,098,713
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,250,000	1,389,375
Huntsman International LLC 4.875% 11/15/20	755,000	711,588
LSB Industries, Inc. 7.75% 8/1/19	300,000	258,750
Momentive Performance Materials, Inc. 3.88% 10/24/21	3,620,000	2,461,600
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	2,480,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,725,000	1,397,250
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)	2,270,000	2,133,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	375,000	352,500
Tronox Finance LLC 6.375% 8/15/20	9,245,000	5,801,238
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	645,000	670,800
5.625% 10/1/24 (b)	1,095,000	1,141,538
		22,884,715
Consumer Products - 0.1%
Spectrum Brands Holdings, Inc. 6.625% 11/15/22	255,000	274,444
Tempur Sealy International, Inc. 5.625% 10/15/23 (b)	695,000	705,425
		979,869
Containers - 3.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	3,955,197	3,618,099
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)	1,145,000	1,047,675
6.25% 1/31/19 (b)	500,000	488,750
6.75% 1/31/21 (b)	3,525,000	3,309,094
7% 11/15/20 (b)	345,000	320,850
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	4,075,000	3,137,750
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	372,300
Graphic Packaging International, Inc. 4.75% 4/15/21	245,000	248,369
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	915,750
5.375% 1/15/25 (b)	1,870,000	1,823,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	2,195,000	2,255,363
6.875% 2/15/21	1,925,000	1,992,375
8.25% 2/15/21 (c)	2,265,000	2,225,363
Sealed Air Corp.:
5.25% 4/1/23 (b)	870,000	906,975
6.5% 12/1/20 (b)	660,000	739,200
		23,401,163
Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	1,290,000	1,290,800
4.5% 5/15/21	1,700,000	1,712,750
4.625% 10/30/20	1,965,000	1,996,931
Aircastle Ltd.:
4.625% 12/15/18	505,000	511,969
5.125% 3/15/21	1,745,000	1,749,363
5.5% 2/15/22	970,000	968,788
6.25% 12/1/19	895,000	947,626
7.625% 4/15/20	595,000	651,525
CIT Group, Inc.:
3.875% 2/19/19	1,550,000	1,542,250
5% 8/15/22	925,000	928,469
5.375% 5/15/20	1,600,000	1,652,000
5.5% 2/15/19 (b)	1,615,000	1,671,525
FLY Leasing Ltd.:
6.375% 10/15/21	2,470,000	2,272,400
6.75% 12/15/20	590,000	566,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,920,000	1,780,800
6% 8/1/20	1,620,000	1,506,600
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)	615,000	473,550
International Lease Finance Corp.:
4.625% 4/15/21	915,000	924,150
5.875% 8/15/22	570,000	606,338
6.25% 5/15/19	1,280,000	1,372,800
8.25% 12/15/20	140,000	161,875
8.625% 1/15/22	620,000	734,700
8.75% 3/15/17 (c)	1,640,000	1,730,200
MSCI, Inc. 5.75% 8/15/25 (b)	520,000	560,950
National Financial Partners Corp. 9% 7/15/21 (b)	930,000	818,400
Navient Corp. 5% 10/26/20	345,000	304,463
SLM Corp.:
4.875% 6/17/19	2,355,000	2,237,250
5.5% 1/25/23	765,000	633,038
6.125% 3/25/24	700,000	585,830
7.25% 1/25/22	605,000	550,550
8% 3/25/20	2,860,000	2,824,250
8.45% 6/15/18	965,000	1,028,333
		37,296,873
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	2,070,000	1,878,525
7.625% 3/15/20	2,509,000	2,041,699
Series B, 6.5% 11/15/22	715,000	693,550
Lamar Media Corp. 5.75% 2/1/26 (b)	535,000	554,057
MDC Partners, Inc. 6.75% 4/1/20 (b)	3,066,000	3,119,655
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	703,838
5% 4/15/22 (b)	5,205,000	5,270,063
		14,261,387
Energy - 6.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	466,900
7% 5/20/22	985,000	1,010,856
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	465,000	461,513
6.5% 5/20/21	289,000	288,278
Antero Resources Corp.:
5.125% 12/1/22	890,000	758,725
5.625% 6/1/23 (b)	1,030,000	880,650
Antero Resources Finance Corp. 5.375% 11/1/21	1,245,000	1,076,925
Baytex Energy Corp.:
5.125% 6/1/21 (b)	275,000	158,813
5.625% 6/1/24 (b)	785,000	427,825
California Resources Corp. 8% 12/15/22 (b)	537,000	134,250
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	386,950
Chesapeake Energy Corp.:
4.875% 4/15/22	3,640,000	764,400
5.375% 6/15/21	2,525,000	530,250
5.75% 3/15/23	745,000	156,450
6.125% 2/15/21	1,245,000	261,450
8% 12/15/22 (b)	1,258,000	490,620
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	4,195,000	3,880,375
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	373,350
Concho Resources, Inc. 5.5% 4/1/23	60,000	55,800
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	3,490,000	3,018,850
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,070,000	773,075
6.125% 3/1/22	705,000	481,163
6.25% 4/1/23 (b)	470,000	333,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,465,200
Denbury Resources, Inc. 5.5% 5/1/22	360,000	112,500
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (b)	1,010,000	858,500
8.125% 9/15/23 (b)	220,000	187,000
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	310,000	83,700
9.375% 5/1/20	995,000	291,038
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,000,000	765,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	765,000	202,725
Halcon Resources Corp. 8.625% 2/1/20 (b)	545,000	301,113
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	1,730,000	1,176,400
5.75% 10/1/25 (b)	675,000	459,000
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	20,000
5.875% 4/1/20	75,000	39,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	3,335,000	141,738
6.5% 5/15/19	1,365,000	58,013
8.625% 4/15/20	480,000	22,800
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	435,000	255,563
Noble Energy, Inc. 5.625% 5/1/21	127,000	114,686
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	960,000	892,800
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	89,000
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	215,000	185,438
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	320,000	6,400
Rice Energy, Inc. 6.25% 5/1/22	395,000	319,950
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	460,000	259,900
5.625% 11/15/23	675,000	372,938
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	985,000	940,059
5.625% 4/15/23	3,785,000	3,491,663
5.625% 3/1/25	1,270,000	1,152,525
5.75% 5/15/24	1,360,000	1,252,043
6.25% 3/15/22	2,630,000	2,505,075
SemGroup Corp. 7.5% 6/15/21	645,000	488,588
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	355,000	223,650
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	1,630,000	1,548,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,180,000	1,656,800
5.25% 5/1/23	330,000	258,225
6.375% 8/1/22	311,000	267,460
6.625% 10/1/20 (Reg. S) (b)	650,000	575,250
6.875% 2/1/21	580,000	504,600
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	492,000
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	260,000	195,000
6.125% 6/15/25 (b)	405,000	297,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	1,122,000	1,054,680
6.125% 10/15/21	890,000	818,800
6.25% 10/15/22 (b)	2,075,000	1,909,000
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,003,000
		46,486,163
Entertainment/Film - 0.6%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,500,000	1,533,750
5.625% 2/15/24	400,000	416,248
5.875% 3/15/25	2,285,000	2,353,550
		4,303,548
Environmental - 1.5%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,400,000	3,332,000
Clean Harbors, Inc.:
5.125% 6/1/21	730,000	723,613
5.25% 8/1/20	725,000	726,813
Covanta Holding Corp.:
5.875% 3/1/24	1,070,000	920,200
6.375% 10/1/22	1,081,000	997,223
7.25% 12/1/20	825,000	810,563
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,592,350
Tervita Corp.:
8% 11/15/18 (b)	1,675,000	1,046,875
9.75% 11/1/19 (b)	1,340,000	107,200
10.875% 2/15/18 (b)	1,085,000	86,800
		11,343,637
Food & Drug Retail - 1.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	3,940,000	2,561,000
9.25% 2/15/19 (b)	4,680,000	4,141,800
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,738,400
7.7% 2/15/27	364,000	432,250
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	4,050,000	3,857,625
		12,731,075
Food/Beverage/Tobacco - 5.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (b)	1,821,000	1,848,315
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	6,515,000	6,010,088
Cott Beverages, Inc.:
5.375% 7/1/22	70,000	69,650
6.75% 1/1/20	40,000	42,100
ESAL GmbH 6.25% 2/5/23 (b)	4,585,000	3,920,175
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	1,555,000	1,605,538
H.J. Heinz Co.:
4.875% 2/15/25 (b)	496,000	542,694
6.375% 7/15/28	145,000	167,012
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,660,000	1,456,650
7.75% 10/28/20 (b)	4,230,000	4,071,375
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	1,390,000	1,195,400
7.25% 6/1/21 (b)	2,175,000	2,104,313
7.25% 6/1/21 (b)	605,000	585,338
8.25% 2/1/20 (b)	1,960,000	1,965,880
Minerva Luxembourg SA 7.75% 1/31/23 (b)	4,975,000	4,703,863
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (b)	420,000	443,100
Post Holdings, Inc.:
6% 12/15/22 (b)	665,000	690,769
6.75% 12/1/21 (b)	2,475,000	2,626,594
7.375% 2/15/22	5,080,000	5,384,800
7.75% 3/15/24 (b)	665,000	728,175
TreeHouse Foods, Inc. 6% 2/15/24 (b)	970,000	1,020,925
		41,182,754
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	745,000	774,800
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,155,000	1,691,675
Eldorado Resorts, Inc. 7% 8/1/23	345,000	344,138
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	430,000	410,650
MCE Finance Ltd. 5% 2/15/21 (b)	440,000	407,103
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	727,188
8.625% 2/1/19	894,000	1,012,455
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,305,000	1,384,931
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	1,493,100
7% 1/1/22 (b)	2,755,000	2,679,238
10% 12/1/22	1,485,000	1,165,725
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	442,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	606,000	604,485
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,225,000	1,130,063
		14,268,326
Healthcare - 13.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	701,950
Alere, Inc. 6.5% 6/15/20	470,000	486,450
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,200,000	1,044,000
AmSurg Corp. 5.625% 7/15/22	1,425,000	1,467,750
Centene Corp.:
5.625% 2/15/21 (b)	1,115,000	1,165,175
6.125% 2/15/24 (b)	615,000	652,669
Community Health Systems, Inc.:
5.125% 8/1/21	3,550,000	3,567,750
6.875% 2/1/22	17,781,000	15,247,159
7.125% 7/15/20	1,285,000	1,156,500
8% 11/15/19	235,000	222,075
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	290,000	282,025
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,291,763
5.125% 7/15/24	1,500,000	1,526,250
Endo Finance LLC 5.375% 1/15/23 (b)	1,410,000	1,402,950
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	2,045,000	2,065,450
6% 2/1/25 (b)	1,880,000	1,870,600
HCA Holdings, Inc.:
5.375% 2/1/25	3,515,000	3,580,906
5.875% 3/15/22	620,000	664,950
5.875% 5/1/23	1,150,000	1,207,500
5.875% 2/15/26	1,300,000	1,339,000
6.25% 2/15/21	1,045,000	1,105,088
6.5% 2/15/20	2,595,000	2,874,482
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,010,000
5.75% 9/15/25 (b)	695,000	689,788
Hologic, Inc. 5.25% 7/15/22 (b)	900,000	942,660
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	2,660,000	2,340,800
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)	335,000	341,700
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)	690,000	614,100
Kindred Healthcare, Inc.:
8% 1/15/20	4,070,000	3,764,750
8.75% 1/15/23	295,000	264,763
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	480,113
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	390,000	386,100
5.625% 10/15/23 (b)	900,000	884,250
5.75% 8/1/22 (b)	730,000	720,875
Molina Healthcare, Inc. 5.375% 11/15/22 (b)	705,000	713,813
MPT Operating Partnership LP/MPT Finance Corp.:
5.5% 5/1/24	355,000	344,350
6.375% 3/1/24	735,000	753,375
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,370,000	1,363,835
5.5% 2/1/21	3,170,000	3,208,674
Service Corp. International 4.5% 11/15/20	440,000	451,000
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(c)	1,235,000	1,216,475
4.375% 10/1/21	3,120,000	3,077,100
4.5% 4/1/21	220,000	218,625
4.75% 6/1/20	620,000	626,200
6% 10/1/20	960,000	1,019,520
6.75% 6/15/23	725,000	657,031
8.125% 4/1/22	13,249,000	13,025,357
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	2,840,000	2,570,200
5.5% 3/1/23 (b)	1,885,000	1,489,150
5.625% 12/1/21 (b)	590,000	504,816
5.875% 5/15/23 (b)	4,655,000	3,793,825
6.125% 4/15/25 (b)	3,345,000	2,676,000
6.75% 8/15/21 (b)	1,035,000	941,850
7% 10/1/20 (b)	1,060,000	999,050
7.25% 7/15/22 (b)	2,075,000	1,898,625
7.5% 7/15/21 (b)	1,555,000	1,465,588
VPI Escrow Corp. 6.375% 10/15/20 (b)	2,815,000	2,582,763
		102,959,563
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	260,000	217,100
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	455,000	414,050
Calatlantic Group, Inc. 8.375% 1/15/21	1,195,000	1,362,300
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	272,213
KB Home:
7.25% 6/15/18	230,000	239,200
8% 3/15/20	790,000	793,950
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	624,994
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	1,895,000	1,686,550
TRI Pointe Homes, Inc.:
4.375% 6/15/19	545,000	525,925
5.875% 6/15/24	300,000	285,000
WCI Communities, Inc. 6.875% 8/15/21	385,000	386,925
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	313,950
7% 8/15/22	345,000	315,675
8.5% 11/15/20	880,000	875,600
		8,313,432
Insurance - 1.3%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (b)	1,520,000	1,368,000
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	6,703,000	5,999,185
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	3,030,000	2,522,475
		9,889,660
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)	1,330,000	1,010,800
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	661,000	683,309
NCL Corp. Ltd. 5.25% 11/15/19 (b)	714,000	714,000
		2,408,109
Metals/Mining - 0.6%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	305,000	85,400
CONSOL Energy, Inc. 5.875% 4/15/22	1,975,000	1,288,688
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	367,950
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	495,000	257,400
7% 2/15/21 (b)	890,000	458,350
7.25% 5/15/22 (b)	245,000	121,275
Peabody Energy Corp.:
6% 11/15/18	985,000	27,088
7.875% 11/1/26	330,000	4,950
10% 3/15/22 (b)	750,000	28,125
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	1,955,000	1,427,150
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (b)	160,000	100,800
7.375% 2/1/20 (b)	450,000	283,500
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)	845,000	118,300
12% 4/1/20 pay-in-kind (b)(c)(d)	1,325,000	133
		4,569,109
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (d)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	3,240,000	3,120,525
		3,120,525
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)	665,000	645,050
Services - 3.3%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	3,525,000	3,110,813
APX Group, Inc.:
6.375% 12/1/19	3,848,000	3,751,800
8.75% 12/1/20	2,205,000	1,791,563
Aramark Services, Inc. 5.125% 1/15/24 (b)	745,000	780,388
Audatex North America, Inc. 6% 6/15/21 (b)	610,000	616,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)	985,000	920,975
5.5% 4/1/23	615,000	582,713
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	1,855,000	1,516,463
Corrections Corp. of America:
4.125% 4/1/20	745,000	750,588
5% 10/15/22	1,470,000	1,514,100
Everi Payments, Inc. 10% 1/15/22	735,000	602,700
Garda World Security Corp. 7.25% 11/15/21 (b)	555,000	388,500
Hertz Corp.:
5.875% 10/15/20	1,435,000	1,391,950
6.25% 10/15/22	1,340,000	1,274,675
IHS, Inc. 5% 11/1/22	335,000	346,725
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)	11,035,000	5,627,850
The GEO Group, Inc. 6.625% 2/15/21	235,000	242,050
TMS International Corp. 7.625% 10/15/21 (b)	185,000	140,138
		25,350,091
Steel - 1.4%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	1,165,000	882,488
Commercial Metals Co. 4.875% 5/15/23	785,000	675,100
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	780,000	678,600
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	5,265,000	4,518,002
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	230,000	151,800
Steel Dynamics, Inc.:
5.125% 10/1/21	975,000	950,625
5.5% 10/1/24	3,020,000	2,831,250
		10,687,865
Super Retail - 2.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	4,665,000	4,769,963
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,113,750
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(c)	2,980,000	649,888
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	1,105,000	541,450
9% 3/15/19 (b)	3,040,000	1,740,400
DPL, Inc. 7.75% 10/15/20 (b)	2,085,000	1,261,425
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,265,000	1,345,644
JC Penney Corp., Inc.:
5.65% 6/1/20	185,000	169,275
6.375% 10/15/36	471,000	341,475
7.4% 4/1/37	595,000	455,175
Serta Simmons Holdings, LLC 8.125% 10/1/20 (b)	4,200,000	4,315,500
		16,703,945
Technology - 2.6%
ADT Corp. 6.25% 10/15/21	4,980,000	4,855,500
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	725,000	717,750
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	600,000	381,000
BMC Software, Inc. 7.25% 6/1/18	625,000	521,875
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)	320,000	167,200
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	511,088
CommScope, Inc. 4.375% 6/15/20 (b)	725,000	737,688
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,145,000	437,963
Lucent Technologies, Inc.:
6.45% 3/15/29	2,955,000	3,006,713
6.5% 1/15/28	190,000	190,475
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,220,000	1,864,800
5.5% 2/1/25	700,000	588,000
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	655,000	661,550
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	715,575
Sanmina Corp. 4.375% 6/1/19 (b)	950,000	959,500
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	1,455,000	1,382,250
VeriSign, Inc. 4.625% 5/1/23	695,000	684,575
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,740,000	1,587,750
		19,971,252
Telecommunications - 12.3%
Altice Financing SA:
6.5% 1/15/22 (b)	4,065,000	4,095,488
6.625% 2/15/23 (b)	1,565,000	1,541,525
Altice Finco SA:
8.125% 1/15/24 (b)	2,785,000	2,708,413
9.875% 12/15/20 (b)	1,135,000	1,208,775
Altice SA 7.75% 5/15/22 (b)	13,465,000	13,027,388
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,080,000
Columbus International, Inc. 7.375% 3/30/21 (b)	5,230,000	5,428,740
CommScope Technologies Finance LLC 6% 6/15/25 (b)	815,000	806,850
Crown Castle International Corp. 5.25% 1/15/23	545,000	577,019
Digicel Group Ltd.:
6% 4/15/21 (b)	3,045,000	2,606,520
6.75% 3/1/23 (b)	685,000	583,963
Frontier Communications Corp.:
8.875% 9/15/20 (b)	455,000	469,788
10.5% 9/15/22 (b)	695,000	701,950
11% 9/15/25 (b)	1,090,000	1,091,363
GCI, Inc. 6.875% 4/15/25	1,835,000	1,793,713
Inmarsat Finance PLC 4.875% 5/15/22 (b)	925,000	906,500
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,575,000	2,323,750
6.625% 12/15/22 (Reg. S)	490,000	246,225
7.5% 4/1/21	1,785,000	1,240,575
Intelsat Luxembourg SA 7.75% 6/1/21	1,950,000	585,000
Level 3 Financing, Inc.:
5.125% 5/1/23	2,010,000	2,050,200
5.375% 1/15/24 (b)	1,765,000	1,809,125
5.375% 5/1/25	335,000	340,863
5.625% 2/1/23	830,000	856,975
MetroPCS Wireless, Inc. 6.625% 11/15/20	955,000	993,200
Millicom International Cellular SA 4.75% 5/22/20 (b)	410,000	374,515
Neptune Finco Corp.:
6.625% 10/15/25 (b)	3,340,000	3,523,700
10.125% 1/15/23 (b)	1,275,000	1,372,219
10.875% 10/15/25 (b)	1,050,000	1,134,000
Numericable Group SA:
4.875% 5/15/19 (b)	2,735,000	2,733,633
6% 5/15/22 (b)	2,930,000	2,900,700
6.25% 5/15/24 (b)	985,000	960,375
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,325,000	1,262,063
SBA Communications Corp. 5.625% 10/1/19	445,000	463,913
Sprint Capital Corp.:
6.875% 11/15/28	2,035,000	1,475,375
6.9% 5/1/19	6,250,000	5,328,125
Sprint Communications, Inc. 6% 11/15/22	1,515,000	1,068,075
Sprint Corp.:
7.125% 6/15/24	2,595,000	1,848,938
7.25% 9/15/21	3,470,000	2,611,175
7.875% 9/15/23	3,935,000	2,911,900
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,184,500
6.125% 1/15/22	1,155,000	1,186,763
6.25% 4/1/21	1,310,000	1,372,225
6.5% 1/15/26	630,000	638,423
6.542% 4/28/20	575,000	595,125
6.625% 4/1/23	3,625,000	3,788,125
6.633% 4/28/21	1,235,000	1,290,575
ViaSat, Inc. 6.875% 6/15/20	870,000	903,191
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	2,035,000	1,963,775
7.375% 4/23/21 (b)	1,405,000	1,292,600
		93,257,916
Transportation Ex Air/Rail - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	1,880,000	1,320,700
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	4,280,000	1,369,600
8.125% 2/15/19	2,475,000	575,438
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	420,000	217,350
Teekay Corp.:
8.5% 1/15/20 (b)	705,000	444,150
8.5% 1/15/20	1,475,000	929,250
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)	1,230,000	233,700
		5,090,188
Utilities - 2.5%
Calpine Corp.:
5.5% 2/1/24	2,045,000	1,840,500
6% 1/15/22 (b)	555,000	568,875
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	895,000	879,338
Dynegy, Inc.:
7.375% 11/1/22	2,155,000	1,799,425
7.625% 11/1/24	4,535,000	3,752,713
GenOn Energy, Inc.:
9.5% 10/15/18	170,000	110,500
9.875% 10/15/20	280,000	169,400
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	790,000	505,600
7% 6/15/23	2,475,000	1,608,750
InterGen NV 7% 6/30/23 (b)	4,780,000	3,274,300
Mirant Americas Generation LLC 9.125% 5/1/31	189,000	103,950
NRG Energy, Inc. 7.875% 5/15/21	490,000	462,438
NSG Holdings II, LLC 7.75% 12/15/25 (b)	847,851	890,244
PPL Energy Supply LLC 6.5% 6/1/25	655,000	451,950
RJS Power Holdings LLC 4.625% 7/15/19 (b)	1,940,000	1,561,700
RRI Energy, Inc. 7.875% 6/15/17	480,000	399,600
The AES Corp. 3.4142% 6/1/19 (c)	555,000	527,250
		18,906,533

TOTAL NONCONVERTIBLE BONDS		611,664,849

TOTAL CORPORATE BONDS
(Cost $699,343,675)		611,813,529

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(c) (Cost $15,995)	27,529	21,445
	Shares	Value

Common Stocks - 0.2%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc.	13,838	283,264
Chassix Holdings, Inc. warrants (e)	3,722	0

TOTAL AUTOMOTIVE & AUTO PARTS		283,264

Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	288,889
Building Materials - 0.1%
Nortek, Inc. (e)	17,280	712,454
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (e)	78,000	109,200
TOTAL COMMON STOCKS
(Cost $2,615,374)		1,393,807

Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,366	2,606,267
Huntington Bancshares, Inc. 8.50%	3,170	4,257,310

TOTAL BANKS & THRIFTS		6,863,577

Energy - 0.0%
Chesapeake Energy Corp. Series A 5.75%	3,200	320,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,022,731)		7,183,577
	Principal Amount	Value

Bank Loan Obligations - 7.7%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	615,250	596,793
Tranche D, term loan 3.75% 6/4/21 (c)	950,525	906,801

TOTAL AEROSPACE		1,503,594

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	162,417	159,981
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	524,050	508,852
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (c)	438,335	418,062
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	751,818	734,098
Capital Goods - 0.3%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	1,597,086	1,526,079
SRAM LLC. Tranche B, term loan 4.0248% 4/10/20 (c)	658,262	500,279

TOTAL CAPITAL GOODS		2,026,358

Chemicals - 0.1%
MacDermid, Inc. Tranche B 1LN, term loan 5.5% 6/7/20 (c)	942,802	855,593
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	129,350	125,631

TOTAL CHEMICALS		981,224

Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	774,725	761,407
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)	611,667	608,994
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	508,300	486,484
Energy - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	1,420,000	1,143,100
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	820,313	807,393
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	4,586,811	4,449,207
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 4LN, term loan 5.5% 8/25/21 (c)	1,000,000	975,830
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	4,200,581	3,300,943
Healthcare - 0.5%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3567% 5/1/18 (c)	962,471	960,941
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)	1,235,000	1,203,816
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (c)	630,238	623,935
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 3.75% 8/5/20 (c)	930,000	867,811

TOTAL HEALTHCARE		3,656,503

Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	1,088,507	1,077,622
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	2,073,695	2,065,711
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	4,196,189	4,003,416
Metals/Mining - 0.0%
Walter Energy, Inc. term loan 7.5% 4/1/16(f)	27,708	27,708
Services - 1.3%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	1,395,150	1,384,393
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	1,224,318	1,126,373
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)	1,123,494	1,057,051
Tranche DD, term loan 4.0038% 11/8/20 (c)	287,406	270,408
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	8,214,150	6,186,323

TOTAL SERVICES		10,024,548

Super Retail - 1.3%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	1,775,000	1,474,510
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	2,532,920	1,695,917
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	2,471,645	2,440,131
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (c)	1,523,902	1,275,003
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)	2,694,662	2,609,619

TOTAL SUPER RETAIL		9,495,180

Technology - 1.0%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	289,275	274,088
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	1,600,000	1,275,200
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	3,662,859	3,614,546
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)	1,876,467	1,829,555
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	417,563	391,811

TOTAL TECHNOLOGY		7,385,200

Utilities - 0.2%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (c)	1,721,770	1,616,312
Tranche B 2LN, term loan 3.25% 1/31/22 (c)	258,391	240,466

TOTAL UTILITIES		1,856,778

TOTAL BANK LOAN OBLIGATIONS
(Cost $63,781,248)		58,458,193

Preferred Securities - 5.1%
Banks & Thrifts - 5.1%
Bank of America Corp.:
6.1% (c)(g)	1,850,000	1,845,965
6.25% (c)(g)	1,320,000	1,317,443
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,565,532
Barclays PLC:
6.625% (c)(g)	6,135,000	5,239,378
8.25% (c)(g)	1,705,000	1,647,936
Citigroup, Inc.:
5.875% (c)(g)	7,585,000	7,254,510
6.3% (c)(g)	1,670,000	1,592,377
Credit Agricole SA:
6.625% (b)(c)(g)	1,410,000	1,260,021
7.875% (b)(c)(g)	1,795,000	1,608,187
8.125%(b)(c)(g)	780,000	732,923
Credit Suisse Group AG:
6.25% (b)(c)(g)	815,000	737,687
7.5% (b)(c)(g)	1,165,000	1,140,843
Deutsche Bank AG 7.5% (c)(g)	1,600,000	1,392,603
Goldman Sachs Group, Inc. 5.375% (c)(g)	1,005,000	973,884
JPMorgan Chase & Co.:
5.3% (c)(g)	1,675,000	1,661,044
6.125% (c)(g)	470,000	477,324
6.75% (c)(g)	910,000	969,494
Lloyds Banking Group PLC 7.5% (c)(g)	2,260,000	2,143,368
Royal Bank of Scotland Group PLC:
7.5% (c)(g)	1,350,000	1,235,486
8% (c)(g)	590,000	546,415
Societe Generale:
6% (b)(c)(g)	1,185,000	1,004,705
8% (b)(c)(g)	1,740,000	1,650,938
TOTAL PREFERRED SECURITIES
(Cost $41,754,232)		38,998,063
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.40% (h)
(Cost $34,776,984)	34,776,984	34,776,984
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $849,310,239)		752,645,598
NET OTHER ASSETS (LIABILITIES) - 0.9%		6,577,735
NET ASSETS - 100%		$759,223,333

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,931,048 or 42.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $11,083 and $11,083, respectively.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,287
Total	$47,287

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$283,264	$--	$--	$283,264
Energy	320,000	--	320,000	--
Financials	7,152,466	7,152,466	--	--
Industrials	712,454	712,454	--	--
Telecommunication Services	109,200	109,200	--	--
Corporate Bonds	611,813,529	--	611,813,529	--
Commercial Mortgage Securities	21,445	--	--	21,445
Bank Loan Obligations	58,458,193	--	58,270,504	187,689
Preferred Securities	38,998,063	--	38,998,063	--
Money Market Funds	34,776,984	34,776,984	--	--
Total Investments in Securities:	$752,645,598	$42,751,104	$709,402,096	$492,398

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.9%
Luxembourg	5.9%
Canada	3.6%
United Kingdom	2.2%
France	1.7%
Bermuda	1.5%
Netherlands	1.5%
Ireland	1.4%
Austria	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $814,533,255)	$717,868,614
Fidelity Central Funds (cost $34,776,984)	34,776,984
Total Investments (cost $849,310,239)		$752,645,598
Cash		42,261
Receivable for investments sold		2,724,307
Dividends receivable		80,785
Interest receivable		13,020,976
Distributions receivable from Fidelity Central Funds		12,149
Total assets		768,526,076
Liabilities
Payable for investments purchased	$5,775,950
Distributions payable	3,474,829
Other payables and accrued expenses	51,964
Total liabilities		9,302,743
Net Assets		$759,223,333
Net Assets consist of:
Paid in capital		$855,887,974
Net unrealized appreciation (depreciation) on investments		(96,664,641)
Net Assets, for 7,649,868 shares outstanding		$759,223,333
Net Asset Value, offering price and redemption price per share ($759,223,333 ÷ 7,649,868 shares)		$99.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$1,484,053
Interest		24,814,531
Income from Fidelity Central Funds		47,287
Total income		26,345,871
Expenses
Custodian fees and expenses	$5,502
Independent directors' compensation	1,686
Total expenses before reductions	7,188
Expense reductions	(1,872)	5,316
Net investment income (loss)		26,340,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,745,694)
Total net realized gain (loss)		(14,745,694)
Change in net unrealized appreciation (depreciation) on investment securities		(63,606,477)
Net gain (loss)		(78,352,171)
Net increase (decrease) in net assets resulting from operations		$(52,011,616)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,340,555	$50,834,943
Net realized gain (loss)	(14,745,694)	1,334,577
Change in net unrealized appreciation (depreciation)	(63,606,477)	(65,952,035)
Net increase (decrease) in net assets resulting from operations	(52,011,616)	(13,782,515)
Distributions to partners from net investment income	(25,238,806)	(49,370,120)
Affiliated share transactions
Proceeds from sales of shares	40,817,659	–
Reinvestment of distributions	3,435,231	38,425,889
Cost of shares redeemed	–	(55,056,000)
Net increase (decrease) in net assets resulting from share transactions	44,252,890	(16,630,111)
Total increase (decrease) in net assets	(32,997,532)	(79,782,746)
Net Assets
Beginning of period	792,220,865	872,003,611
End of period	$759,223,333	$792,220,865
Other Affiliated Information
Shares
Sold	399,851	–
Issued in reinvestment of distributions	33,437	335,021
Redeemed	–	(480,000)
Net increase (decrease)	433,288	(144,979)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Central Fund 2

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$109.78	$118.45	$114.34	$113.92	$106.05	$105.40
Income from Investment Operations
Net investment income (loss)A	3.569	7.064	7.292	7.828	8.659	9.048
Net realized and unrealized gain (loss)	(10.677)	(8.871)	3.876	(.180)	6.901	(.660)
Total from investment operations	(7.108)	(1.807)	11.168	7.648	15.560	8.388
Distributions to partners from net investment income	(3.422)	(6.863)	(7.058)	(7.228)	(7.690)	(7.738)
Total distributions	(3.422)	(6.863)	(7.058)	(7.228)	(7.690)	(7.738)
Net asset value, end of period	$99.25	$109.78	$118.45	$114.34	$113.92	$106.05
Total ReturnB,C	(6.55)%	(1.58)%	9.97%	6.79%	15.22%	7.88%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	6.92%G	6.19%	6.20%	6.73%	7.93%	8.18%
Supplemental Data
Net assets, end of period (000 omitted)	$759,223	$792,221	$872,004	$790,909	$740,594	$642,811
Portfolio turnover rateH	30%G	40%	56%	42%	36%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,283,196
Gross unrealized depreciation	(106,418,145)
Net unrealized appreciation (depreciation) on securities	$(94,134,949)
Tax Cost	$846,780,547

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,476,165 and $109,261,590, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,686.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $186.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.0014%	$1,000.00	$934.50	$.01
Hypothetical-C		$1,000.00	$1,024.86	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Specialized High Income Central Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 29, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S.A., Inc.	3.9	3.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.0	3.2
Sabine Pass Liquefaction LLC	2.8	1.4
Steel Dynamics, Inc.	2.5	1.6
ADT Corp.	2.3	2.3
	14.5

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Banks & Thrifts	11.3	7.0
Telecommunications	10.6	12.3
Diversified Financial Services	10.4	12.7
Energy	8.0	10.1
Food/Beverage/Tobacco	6.3	6.7

Quality Diversification (% of fund's net assets)

As of February 29, 2016
BBB	4.1%
BB	75.1%
B	16.7%
CCC,CC,C	0.1%
Short-Term Investments and Net Other Assets	4.0%

As of August 31, 2015
BBB	3.9%
BB	72.1%
B	17.9%
CCC,CC,C	0.3%
Short-Term Investments and Net Other Assets	5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Nonconvertible Bonds	78.1%
Bank Loan Obligations	6.5%
Other Investments	11.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 25.3%

As of August 31, 2015*
Nonconvertible Bonds	78.4%
Bank Loan Obligations	7.2%
Other Investments	8.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 28.0%

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.1%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,965,000	$2,028,863
Air Transportation - 1.5%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	1,710,000	1,564,650
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,157,850
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	442,292	482,099
5.5% 4/29/22	774,966	784,653
9.25% 5/10/17	151,506	161,354
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	665,579	747,113
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	917,604	972,660

TOTAL AIR TRANSPORTATION		11,870,379

Automotive & Auto Parts - 0.9%
Schaeffler Finance BV 4.75% 5/15/21 (a)	2,050,000	2,065,375
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (a)(b)	330,000	349,800
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,170,000	1,177,313
4.75% 4/29/25 (a)	3,515,000	3,356,825

TOTAL AUTOMOTIVE & AUTO PARTS		6,949,313

Banks & Thrifts - 0.2%
Ally Financial, Inc. 5.75% 11/20/25	680,000	659,600
Barclays Bank PLC 7.75% 4/10/23 (b)	1,095,000	1,109,440

TOTAL BANKS & THRIFTS		1,769,040

Building Materials - 1.9%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	7,395,000	7,510,584
6% 10/15/25 (a)	1,710,000	1,737,788
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,120,000	2,162,400
USG Corp. 5.5% 3/1/25 (a)	3,435,000	3,503,700

TOTAL BUILDING MATERIALS		14,914,472

Cable/Satellite TV - 3.6%
Altice SA 5.375% 7/15/23 (a)	6,920,000	7,006,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	545,875
5.125% 5/1/23 (a)	2,260,000	2,243,050
5.875% 4/1/24 (a)	2,130,000	2,175,263
5.875% 5/1/27 (a)	850,000	850,000
CCOH Safari LLC 5.75% 2/15/26 (a)	1,570,000	1,574,129
Cogeco Communications, Inc. 4.875% 5/1/20 (a)	2,545,000	2,570,450
CSC Holdings LLC 6.75% 11/15/21	1,480,000	1,502,200
DISH DBS Corp.:
5.125% 5/1/20	6,465,000	6,400,350
6.75% 6/1/21	3,375,000	3,438,281
Virgin Media Secured Finance PLC 5.5% 1/15/25 (a)	650,000	654,875

TOTAL CABLE/SATELLITE TV		28,960,973

Chemicals - 1.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	965,000	1,073,563
LSB Industries, Inc. 7.75% 8/1/19	5,115,000	4,411,688
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	2,800,000	2,758,000
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,290,000	1,044,900

TOTAL CHEMICALS		9,288,151

Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,745,000	2,717,550
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.512% 12/15/19 (a)(b)	4,505,000	4,381,113
Ball Corp. 5.25% 7/1/25	1,760,000	1,834,800
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,505,000	1,535,100
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,115,000	1,148,450
6.375% 8/15/25 (a)	1,115,000	1,145,663

TOTAL CONTAINERS		10,045,126

Diversified Financial Services - 10.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,590,000	1,595,963
4.625% 7/1/22	1,410,000	1,411,763
5% 10/1/21	4,690,000	4,813,113
Aircastle Ltd.:
5.125% 3/15/21	4,735,000	4,746,838
6.25% 12/1/19	8,390,000	8,883,332
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	3,647,800
6.75% 12/15/20	3,145,000	3,019,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,127,685
5.875% 2/1/22	22,275,000	19,434,915
6% 8/1/20	2,230,000	2,073,900
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	1,545,000	1,193,513
International Lease Finance Corp.:
4.625% 4/15/21	510,000	515,100
6.25% 5/15/19	3,380,000	3,625,050
MSCI, Inc. 5.25% 11/15/24 (a)	3,460,000	3,658,950
Navient Corp.:
5% 10/26/20	515,000	454,488
5.875% 3/25/21	1,190,000	1,044,225
5.875% 10/25/24	2,110,000	1,709,100
SLM Corp.:
4.875% 6/17/19	4,795,000	4,555,250
5.5% 1/15/19	3,860,000	3,821,400
5.5% 1/25/23	6,925,000	5,730,438
6.125% 3/25/24	2,185,000	1,828,627

TOTAL DIVERSIFIED FINANCIAL SERVICES		79,890,650

Diversified Media - 0.1%
National CineMedia LLC 6% 4/15/22	875,000	910,000
Energy - 8.0%
Antero Resources Corp.:
5.125% 12/1/22	5,665,000	4,829,413
5.625% 6/1/23 (a)	4,530,000	3,873,150
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	3,379,000	2,922,835
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	85,000	74,800
Energy Transfer Equity LP 5.5% 6/1/27	1,165,000	879,575
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	2,730,788
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,895,000	2,460,750
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,677,000	3,860,360
5.75% 10/1/25 (a)	1,125,000	765,000
7.625% 4/15/21 (a)	290,000	248,313
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,611,000	2,428,230
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,205,000	1,219,460
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	5,450,000	5,201,344
5.625% 3/1/25	10,850,000	9,846,375
5.75% 5/15/24	7,260,000	6,683,701
6.25% 3/15/22	1,165,000	1,109,663
SM Energy Co. 6.5% 11/15/21	1,075,000	483,750
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,650,000	1,575,750
6.375% 4/1/23 (a)	3,030,000	2,878,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	3,115,000	2,984,544
6.75% 3/15/24 (a)	1,640,000	1,389,900
6.875% 2/1/21	980,000	852,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	485,000	453,475
5.875% 10/1/20	620,000	582,800
6.125% 10/15/21	350,000	322,000
6.25% 10/15/22 (a)	935,000	860,200
WPX Energy, Inc. 7.5% 8/1/20	3,425,000	2,157,750

TOTAL ENERGY		63,675,026

Food & Drug Retail - 0.1%
Tesco PLC 6.15% 11/15/37 (a)	1,170,000	983,551
Food/Beverage/Tobacco - 6.1%
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,600,625
ESAL GmbH 6.25% 2/5/23 (a)	14,260,000	12,192,300
JBS Investments GmbH:
7.25% 4/3/24 (a)	5,840,000	5,124,600
7.75% 10/28/20 (a)	2,755,000	2,651,688
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	610,000	524,600
5.875% 7/15/24 (a)	5,010,000	4,433,850
7.25% 6/1/21 (a)	865,000	836,888
7.25% 6/1/21 (a)	2,335,000	2,259,113
8.25% 2/1/20 (a)	3,235,000	3,244,705
Minerva Luxembourg SA 7.75% 1/31/23 (a)	8,500,000	8,036,750
Vector Group Ltd. 7.75% 2/15/21	6,948,000	7,399,620

TOTAL FOOD/BEVERAGE/TOBACCO		48,304,739

Gaming - 4.2%
MCE Finance Ltd. 5% 2/15/21 (a)	11,380,000	10,529,163
Scientific Games Corp. 7% 1/1/22 (a)	6,785,000	6,598,413
Wynn Macau Ltd. 5.25% 10/15/21 (a)	17,535,000	16,176,038

TOTAL GAMING		33,303,614

Healthcare - 2.4%
Centene Corp.:
5.625% 2/15/21 (a)	1,150,000	1,201,750
6.125% 2/15/24 (a)	635,000	673,894
Community Health Systems, Inc. 5.125% 8/1/21	6,270,000	6,301,350
HealthSouth Corp. 5.75% 11/1/24	615,000	621,150
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	365,000	361,350
5.5% 4/15/25 (a)	345,000	325,163
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	955,000	966,938
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	760,000	779,000
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,385,000	5,450,697
Tenet Healthcare Corp. 6% 10/1/20	2,090,000	2,219,580

TOTAL HEALTHCARE		18,900,872

Homebuilders/Real Estate - 3.2%
CBRE Group, Inc. 5% 3/15/23	8,910,000	8,938,922
Howard Hughes Corp. 6.875% 10/1/21 (a)	800,000	787,000
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,125,575
4.875% 12/15/23	1,590,000	1,550,250
Meritage Homes Corp. 6% 6/1/25	1,485,000	1,455,300
PulteGroup, Inc. 4.25% 3/1/21	1,590,000	1,597,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	3,445,000	3,203,850
5.625% 3/1/24 (a)	1,500,000	1,335,000
5.875% 4/15/23 (a)	785,000	722,200
TRI Pointe Homes, Inc.:
4.375% 6/15/19	3,410,000	3,290,650
5.875% 6/15/24	215,000	204,250

TOTAL HOMEBUILDERS/REAL ESTATE		25,210,947

Leisure - 0.9%
NCL Corp. Ltd.:
4.625% 11/15/20 (a)	2,290,000	2,227,025
5.25% 11/15/19 (a)	1,640,000	1,640,000
Speedway Motorsports, Inc. 5.125% 2/1/23	3,110,000	3,125,550

TOTAL LEISURE		6,992,575

Metals/Mining - 1.4%
CONSOL Energy, Inc. 5.875% 4/15/22	2,665,000	1,738,913
Lundin Mining Corp.:
7.5% 11/1/20 (a)	3,930,000	3,478,050
7.875% 11/1/22 (a)	4,610,000	3,780,200
New Gold, Inc. 6.25% 11/15/22 (a)	2,885,000	2,055,563

TOTAL METALS/MINING		11,052,726

Paper - 0.8%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (a)	4,630,000	4,687,875
7.75% 7/15/17 (a)	1,855,000	1,924,563

TOTAL PAPER		6,612,438

Publishing/Printing - 1.2%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	8,715,000	6,623,400
7% 2/15/22	1,620,000	1,364,850
7.875% 3/15/21	1,535,000	1,431,388

TOTAL PUBLISHING/PRINTING		9,419,638

Services - 4.1%
ADT Corp.:
3.5% 7/15/22	3,241,000	2,714,338
4.125% 4/15/19	2,828,000	2,976,470
5.25% 3/15/20	3,110,000	3,063,350
APX Group, Inc. 6.375% 12/1/19	18,825,000	18,354,375
Audatex North America, Inc.:
6% 6/15/21 (a)	4,665,000	4,711,650
6.125% 11/1/23 (a)	1,105,000	1,116,050

TOTAL SERVICES		32,936,233

Steel - 2.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,175,000	1,022,250
Steel Dynamics, Inc.:
5.125% 10/1/21	8,800,000	8,580,000
5.25% 4/15/23	1,300,000	1,218,750
5.5% 10/1/24	7,410,000	6,946,875
6.125% 8/15/19	3,137,000	3,207,583

TOTAL STEEL		20,975,458

Super Retail - 0.4%
L Brands, Inc. 6.875% 11/1/35 (a)	1,010,000	1,073,125
Sally Holdings LLC 5.625% 12/1/25	2,050,000	2,132,000

TOTAL SUPER RETAIL		3,205,125

Technology - 5.9%
ADT Corp.:
4.125% 6/15/23	7,880,000	6,638,900
6.25% 10/15/21	3,720,000	3,627,000
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,495,000	3,407,625
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,780,000	3,231,900
5.25% 1/15/24 (a)	1,540,000	1,293,600
5.5% 2/1/25	1,765,000	1,482,600
5.625% 1/15/26 (a)	6,570,000	5,321,700
5.875% 2/15/22	3,090,000	2,838,629
Nuance Communications, Inc. 5.375% 8/15/20 (a)	4,717,000	4,823,133
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	2,450,000	2,443,875
Qorvo, Inc.:
6.75% 12/1/23 (a)	5,135,000	5,224,863
7% 12/1/25 (a)	2,370,000	2,417,400
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,225,000	1,154,563
Sensata Technologies BV 5% 10/1/25 (a)	1,460,000	1,434,450
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,410,000	1,491,075

TOTAL TECHNOLOGY		46,831,313

Telecommunications - 10.5%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	896,675
6.625% 2/15/23 (a)	3,480,000	3,427,800
7.875% 12/15/19 (a)	1,350,000	1,407,375
Columbus International, Inc. 7.375% 3/30/21 (a)	6,331,000	6,571,578
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,455,000	4,745,850
Millicom International Cellular SA 6% 3/15/25 (a)	1,050,000	921,375
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,185,000	3,360,175
10.875% 10/15/25 (a)	2,230,000	2,408,400
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,086,100
Sprint Communications, Inc.:
7% 3/1/20 (a)	8,945,000	8,788,463
9% 11/15/18 (a)	6,585,000	6,835,889
T-Mobile U.S.A., Inc.:
6% 3/1/23	5,535,000	5,701,050
6.375% 3/1/25	5,795,000	5,852,950
6.464% 4/28/19	7,455,000	7,660,013
6.5% 1/15/24	1,700,000	1,746,750
6.5% 1/15/26	1,360,000	1,378,183
6.542% 4/28/20	2,030,000	2,101,050
6.625% 4/1/23	6,135,000	6,411,075
Telecom Italia Capital SA 6% 9/30/34	546,000	470,925
Telecom Italia SpA 5.303% 5/30/24 (a)	2,000,000	1,940,000
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	8,170,000	7,884,050

TOTAL TELECOMMUNICATIONS		83,595,726

Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	230,000	161,575
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	7,935,000	2,539,200

TOTAL TRANSPORTATION EX AIR/RAIL		2,700,775

Utilities - 4.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,302,000	7,174,215
DPL, Inc. 6.75% 10/1/19	550,000	551,375
NRG Energy, Inc.:
6.25% 7/15/22	1,600,000	1,352,000
6.25% 5/1/24	2,735,000	2,270,050
NSG Holdings II, LLC 7.75% 12/15/25 (a)	7,748,069	8,135,472
PPL Energy Supply LLC 6.5% 6/1/25	620,000	427,800
RJS Power Holdings LLC 4.625% 7/15/19 (a)	8,850,000	7,124,250
The AES Corp.:
4.875% 5/15/23	4,580,000	4,122,000
7.375% 7/1/21	4,889,000	5,096,783

TOTAL UTILITIES		36,253,945

TOTAL NONCONVERTIBLE BONDS
(Cost $661,928,056)		620,299,218

Bank Loan Obligations - 6.5%
Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	3,353,319	3,199,066
Air Transportation - 0.8%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	6,558,750	6,474,732
Cable/Satellite TV - 1.0%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	5,488,346	5,358,986
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,330,000	2,306,118

TOTAL CABLE/SATELLITE TV		7,665,104

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	1,871,073	1,787,885
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,742,827	1,721,041
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	1,615,000	1,566,550
Gaming - 1.3%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	4,626,394	4,541,314
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	2,923,260	2,908,643
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,341,250	3,053,067

TOTAL GAMING		10,503,024

Healthcare - 0.9%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (b)	1,607,860	1,533,095
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	6,020,000	5,637,309

TOTAL HEALTHCARE		7,170,404

Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	1,959,891	1,811,272
Services - 0.4%
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	2,211,799	2,080,994
Tranche DD, term loan 4.0038% 11/8/20 (b)	565,809	532,347

TOTAL SERVICES		2,613,341

Super Retail - 0.1%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	555,800	538,259
Telecommunications - 0.1%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	615,000	546,692
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,354,407	4,087,700
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,715,000	1,654,975

TOTAL UTILITIES		5,742,675

TOTAL BANK LOAN OBLIGATIONS
(Cost $52,637,560)		51,340,045

Preferred Securities - 11.4%
Banks & Thrifts - 11.1%
BAC Capital Trust XIV 4% (b)(c)	655,000	464,104
Bank of America Corp.:
6.1% (b)(c)	2,440,000	2,434,678
6.25% (b)(c)	12,760,000	12,735,286
6.5% (b)(c)	3,245,000	3,384,819
Barclays Bank PLC 7.625% 11/21/22	9,175,000	9,472,337
Barclays PLC:
6.625% (b)(c)	1,775,000	1,515,876
8.25% (b)(c)	3,395,000	3,281,373
BNP Paribas SA 7.375% (a)(b)(c)	1,865,000	1,747,932
Citigroup, Inc.:
5.875% (b)(c)	3,735,000	3,572,261
5.95% (b)(c)	7,450,000	7,133,303
5.95% (b)(c)	1,115,000	1,050,834
6.125% (b)(c)	2,860,000	2,869,563
6.3% (b)(c)	3,960,000	3,775,936
Credit Agricole SA:
6.625% (a)(b)(c)	9,580,000	8,560,998
8.125% (a)(b)(c)	2,040,000	1,916,876
Credit Suisse Group AG 6.25% (a)(b)(c)	1,425,000	1,289,820
Deutsche Bank AG 7.5% (b)(c)	1,895,000	1,649,364
Goldman Sachs Group, Inc. 5.375% (b)(c)	3,955,000	3,832,547
JPMorgan Chase & Co.:
5.3% (b)(c)	3,375,000	3,346,880
6% (b)(c)	2,670,000	2,656,063
6.1% (b)(c)	1,135,000	1,158,078
6.75% (b)(c)	3,910,000	4,165,627
Lloyds Banking Group PLC 7.5% (b)(c)	905,000	858,277
Societe Generale 8% (a)(b)(c)	1,910,000	1,812,237
Wells Fargo & Co. 5.875% (b)(c)	3,000,000	3,213,480

TOTAL BANKS & THRIFTS		87,898,549

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(c)	2,820,000	2,524,225
TOTAL PREFERRED SECURITIES
(Cost $94,612,284)		90,422,774
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.40% (d)
(Cost $28,714,347)	28,714,347	28,714,347
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $837,892,247)		790,776,384
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,184,833
NET ASSETS - 100%		$793,961,217

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,225,304 or 38.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,781
Total	$28,781

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$620,299,218	$--	$620,299,218	$--
Bank Loan Obligations	51,340,045	--	51,340,045	--
Preferred Securities	90,422,774	--	90,422,774	--
Money Market Funds	28,714,347	28,714,347	--	--
Total Investments in Securities:	$790,776,384	$28,714,347	$762,062,037	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.7%
Cayman Islands	3.8%
Luxembourg	3.4%
Austria	3.3%
Bermuda	3.1%
Canada	2.9%
United Kingdom	2.4%
France	1.7%
Ireland	1.6%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $809,177,900)	$762,062,037
Fidelity Central Funds (cost $28,714,347)	28,714,347
Total Investments (cost $837,892,247)		$790,776,384
Cash		382,238
Receivable for investments sold		5,367,694
Interest receivable		9,910,801
Distributions receivable from Fidelity Central Funds		9,567
Total assets		806,446,684
Liabilities
Payable for investments purchased	$12,482,773
Distributions payable	56
Other payables and accrued expenses	2,638
Total liabilities		12,485,467
Net Assets		$793,961,217
Net Assets consist of:
Paid in capital		$841,077,080
Net unrealized appreciation (depreciation) on investments		(47,115,863)
Net Assets, for 8,368,669 shares outstanding		$793,961,217
Net Asset Value, offering price and redemption price per share ($793,961,217 ÷ 8,368,669 shares)		$94.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$2,362,217
Interest		20,578,697
Income from Fidelity Central Funds		28,781
Total income		22,969,695
Expenses
Custodian fees and expenses	$4,794
Independent directors' compensation	1,722
Total expenses before reductions	6,516
Expense reductions	(2,146)	4,370
Net investment income (loss)		22,965,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,565,976)
Total net realized gain (loss)		(30,565,976)
Change in net unrealized appreciation (depreciation) on investment securities		(23,089,128)
Net gain (loss)		(53,655,104)
Net increase (decrease) in net assets resulting from operations		$(30,689,779)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,965,325	$37,614,671
Net realized gain (loss)	(30,565,976)	(2,863,594)
Change in net unrealized appreciation (depreciation)	(23,089,128)	(34,370,655)
Net increase (decrease) in net assets resulting from operations	(30,689,779)	380,422
Distributions to partners from net investment income	(22,771,058)	(37,773,269)
Affiliated share transactions
Proceeds from sales of shares	74,737,848	289,896,117
Reinvestment of distributions	22,770,703	37,772,575
Cost of shares redeemed	–	(15,002,833)
Net increase (decrease) in net assets resulting from share transactions	97,508,551	312,665,859
Total increase (decrease) in net assets	44,047,714	275,273,012
Net Assets
Beginning of period	749,913,503	474,640,491
End of period	$793,961,217	$749,913,503
Other Affiliated Information
Shares
Sold	746,796	2,762,989
Issued in reinvestment of distributions	233,059	361,135
Redeemed	–	(143,362)
Net increase (decrease)	979,855	2,980,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Specialized High Income Central Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.49	$107.68	$103.63	$104.86	$98.66	$98.10
Income from Investment Operations
Net investment income (loss)A	2.819	5.462	5.687	6.163	6.937	7.354
Net realized and unrealized gain (loss)	(6.641)	(6.176)	3.995	(1.387)	5.796	.073
Total from investment operations	(3.822)	(.714)	9.682	4.776	12.733	7.427
Distributions to partners from net investment income	(2.798)	(5.476)	(5.632)	(6.006)	(6.533)	(6.867)
Net asset value, end of period	$94.87	$101.49	$107.68	$103.63	$104.86	$98.66
Total ReturnB,C	(3.81)%	(.70)%	9.53%	4.58%	13.31%	7.61%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	–%G	–%	–%	–%	–%	–%
Expenses net of fee waivers, if anyF	–%G	–%	–%	–%	–%	–%
Expenses net of all reductionsF	–%G	–%	–%	–%	–%	–%
Net investment income (loss)	5.79%G	5.22%	5.34%	5.80%	6.82%	7.27%
Supplemental Data
Net assets, end of period (000 omitted)	$793,961	$749,914	$474,640	$396,497	$464,917	$420,325
Portfolio turnover rateH	33%G	49%	78%	72%	41%	60%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,335,654
Gross unrealized depreciation	(51,474,468)
Net unrealized appreciation (depreciation) on securities	$(46,138,814)
Tax Cost	$836,915,198

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $237,898,221 and $128,217,170, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,722.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $424.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.0012%	$1,000.00	$961.90	$.01
Hypothetical-C		$1,000.00	$1,024.86	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SHI-SANN-0416
1.820820.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 22, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 22, 2016